Other long-term assets (Tables)	12 Months Ended
Dec. 31, 2018
Other Long Term Assets [Abstract]
Schedule of Other Assets [Table Text Block]
The components of other long-term assets are as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2018	2017
Refundable value added tax on import	$—	$7,433
Other long-term assets	940	930
Total other long-term assets	$940	$8,363